SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

The Company sold substantially all of the assets and operations related to its AirCard business on April 1, 2013 (note 7).

During the fourth quarter of 2013, we acquired substantially all of the M2M embedded module and modem business of AnyDATA Corporation and recently announced that we have entered into an agreement to acquire In Motion Technology. We have reevaluated our segmentation and determined that we have two reportable segments.

•OEM Solutions
•Enterprise Solutions

The segmented information for the years ending December 31, 2012 and December 31, 2011 have been reclassified to conform to the segments presented in 2013.

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis.  Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the geographic distribution in which our products are sold.

REVENUE BY SEGMENT

	Year ended December 31, 2013
	OEM Solutions	Enterprise Solutions	Total
Revenue	$382,016	$59,844	$441,860
Cost of goods sold	266,867	29,352	296,219
Gross margin	115,149	30,492	$145,641
Gross margin %	30.1%	51.0%	33.0%
Expenses			163,305
Loss from operations			$(17,664)
Total assets			$512,000

	Year ended December 31, 2012
	OEM Solutions	Enterprise Solutions	Total
Revenue	$346,543	$50,778	$397,321
Cost of goods sold	246,284	25,763	272,047
Gross margin	$100,259	$25,015	$125,274
Gross margin %	28.9%	49.3%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	OEM Solutions	Enterprise Solutions	Total
Revenue	$290,463	$42,712	$333,175
Cost of goods sold	210,138	21,297	231,435
Gross margin	$80,325	$21,415	$101,740
Gross margin %	27.7%	50.1%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

REVENUE BY GEOGRAPHICAL REGION

	2013	2012	2011
Americas	$135,560	$101,240	$83,890
Europe, Middle East and Africa	91,839	79,904	90,724
Asia-Pacific	214,461	216,177	158,561
	$441,860	$397,321	$333,175

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2013	2012
Americas	$9,584	$8,169
Europe, Middle East and Africa	8,686	8,580
Asia-Pacific	3,712	3,290
	$21,982	$20,039